UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-
Exempt Fund and Master Tax-Exempt LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

BBIF Tax-Exempt Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$ 800,511,772
Total Investments (Cost - $800,511,772) – 100.0%	800,511,772
Other Assets Less Liabilities – 0.0%	18,140
Net Assets – 100.0%	$ 800,529,912

BlackRock BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Tax-Exempt LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the
Fund of the Master LLC was $800,511,772 and 18.3%, respectively.

•The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

As of December 31, 2010, the Fund's investment in the Master LLC was classified as Level 2.

BBIF TAX-EXEMPT FUND DECEMBER 31, 2010 1

Master Tax-Exempt LLC
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Alabama — 0.7%
Huntsville IDB, Refunding RB, VRDN,
AMT (Federal Home Loan Bank LOC),
0.49%, 1/07/11 (a)	$ 2,315	$ 2,315,000
University of Alabama, RB, ROCS, VRDN,
Series II-R-12295 (BHAC Insurance,
Citibank NA SBPA), 0.35%,
1/07/11 (a)(b)(c)	28,710	28,710,000
31,025,000
Alaska — 0.6%
City of Valdez Alaska, Refunding RB,
VRDN, Phillips Project, Series C,
0.48%, 1/07/11 (a) 24,400 24,400,000
Arizona — 1.6%
Arizona Health Facilities Authority, RB,
FLOATS, VRDN, Series 1782 (Morgan
Stanley Municipal Funding SBPA),
0.34%, 1/07/11 (a)(b)	13,495	13,495,000
Maricopa County IDA Arizona, Refunding
RB, VRDN, Villas Solanas Apartments,
Series A, AMT (Fannie Mae Credit
Support), 0.35%, 1/07/11 (a)	6,200	6,200,000
Maricopa County Public Finance Corp.
Arizona, RB, FLOATS, VRDN, Series
1863 (Wells Fargo Bank NA SBPA),
0.33%, 1/07/11 (a)(b)	5,440	5,440,000
Salt River Pima-Maricopa Indian
Community, RB, VRDN (Bank of
America NA LOC) (a):
0.41%, 1/07/11	14,350	14,350,000
0.42%, 1/07/11	31,195	31,195,000
70,680,000

	Par
Municipal Bonds (000) Value
California — 7.6%
California Community College Financing
Authority, RB, TRAN, Series A, 2.00%,
6/30/11	$ 6,955	$6,994,403
California Municipal Finance Authority,
RB, VRDN (a):
Chevron USA Recovery Zone,
0.27%, 1/03/11	2,750	2,750,000
PUTTERS, Series 2410, AMT
(JPMorgan Chase Bank LOC),
0.49%, 1/07/11 (b)	2,125	2,125,000
California Rural Home Mortgage Finance
Authority Homebuyers Fund,
Refunding RB, VRDN, Draw Down,
Mandatory Put Bonds, AMT, 0.51%,
1/03/11 (a)	50,527	50,526,600
California School Cash Reserve Program
Authority, RB:
Senior Series B, 2.00%, 6/01/11	12,100	12,154,901
Series D, 2.00%, 3/01/11	23,200	23,247,488
Series F, 2.00%, 6/01/11	10,200	10,256,925
City of Los Angeles California, GO, TRAN:
2.00%, 3/31/11	11,000	11,039,265
2.00%, 4/21/11	6,700	6,728,375
City of Sacramento California, GO, TRAN,
2.00%, 6/30/11	10,000	10,071,469
County of Los Angeles California, RB,
ROCS, VRDN, Series II-R-13101CE
(Citibank NA Liquidity Facility), 0.36%,
1/07/11 (a)(b)(c)	8,400	8,400,000
County of Riverside California, GO,
TRAN:
Series A, 2.00%, 3/31/11	5,000	5,019,335
Series B, 2.00%, 6/30/11	35,000	35,250,267

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	LOC	Letter of Credit
AGM	Assured Guaranty Municipal Corp.	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
BAN	Bond Anticipation Notes	MSTR	Municipal Securities Trust Receipts
BHAC	Berkshire Hathaway Assurance Corp.	PSF-GTD	Permanent School Fund Guaranteed
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	Q-SBLF	Qualified School Bond Loan Fund
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	S/F	Single-Family
GO	General Obligation Bonds	SAN	State Aid Notes
HDA	Housing Development Authority	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
HRB	Housing Revenue Bonds	TAN	Tax Anticipation Notes
IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
IDB	Industrial Development Board	TRAN	Tax Revenue Anticipation Notes
ISD	Independent School District	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

MASTER TAX-EXEMPT LLC DECEMBER 31, 2010 1

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
California (concluded)
Downey School Facilities Financing
Authority, Puttable Floating Option
Tax-Exempt Receipts, Refunding RB,
FLOATS, VRDN, Series 4066 (Dexia
Credit Local LOC, Dexia Credit Local
SBPA), 0.47%, 1/07/11 (a)(b)	$ 3,990	$ 3,990,000
East Bay Municipal Utility District,
Refunding RB, VRDN, Series A-1,
Mandatory Put Bonds, 0.37%,
1/07/11 (a)	24,000	24,000,000
Golden State Tobacco Securitization
Corp. California, RB, FLOATS, VRDN,
Series 2215 (Morgan Stanley Bank
Liquidity Facility), 0.41%,
1/07/11 (a)(b)	22,500	22,500,000
Golden State Tobacco Securitization
Corp. California, Refunding RB,
FLOATS, VRDN (a)(b):
Series 2040 (Morgan Stanley
Municipal Funding Guarantee
Agreement and Liquidity Facility),
0.41%, 1/07/11	8,000	8,000,000
Series 2954 (Morgan Stanley Bank
Liquidity Facility), 0.41%, 1/07/11	1,344	1,344,500
Los Angeles Unified School District
California, GO, TRAN, Series A, 2.00%,
6/30/11	23,900	24,056,517
San Diego Unified School District
California, GO, TRAN, Series A, 2.00%,
6/30/11	40,000	40,281,762
San Mateo Union High School District
California, GO, ROCS, VRDN, Series II-
R-11578PB (AGC Insurance, PB
Capital Corp. SBPA), 0.37%,
1/07/11 (a)(b)(c)	9,475	9,475,000
South Coast Local Education Agencies,
RB, Pooled, TRAN, Series A, 2.00%,
8/09/11	12,500	12,603,746
330,815,553
Colorado — 2.0%
City & County of Denver Colorado, COP,
Refunding, VRDN (JPMorgan Chase
Bank SBPA) (a):
Series A2, 0.28%, 1/03/11	17,000	17,000,000
Series A3, 0.28%, 1/03/11	5,000	5,000,000
City of Colorado Springs Colorado,
Refunding RB, VRDN, Subordinate
Lien, Series A (Dexia Credit Local
SBPA), 0.38%, 1/07/11 (a)	34,400	34,400,000
Colorado Housing & Finance Authority,
RB, VRDN, Class I (a):
M/F, Series C-4 (Federal Home
Loan Bank SBPA), 0.35%, 1/07/11	4,460	4,460,000
Series B-2, AMT (Dexia Credit Local
SBPA), 0.42%, 1/07/11	25,000	25,000,000
85,860,000

	Par
Municipal Bonds (000) Value
Connecticut — 0.8%
Connecticut Housing Finance Authority,
RB:
Housing Mortgage Finance
Program, Series G, Mandatory Put
Bonds, 0.45%, 11/15/11 (a)	$ 6,800	$ 6,800,000
VRDN, Sub-Series F-1 (JPMorgan
Chase Bank SBPA), 0.28%,
1/03/11	6,700	6,700,000
Connecticut State Health & Educational
Facility Authority, Austin Trust, RB,
VRDN Certificates, Bank of America,
Series 2008-352 (Bank of America NA
LOC, Bank of America NA SBPA),
0.46%, 1/07/11 (a)(b)	4,700	4,700,000
Connecticut State Health & Educational
Facility Authority, RB, VRDN, Hotchkiss
School, Series A (Northern Trust Co.
SBPA), 0.30%, 1/07/11 (a)	4,000	4,000,000
State of Connecticut, GO, Refunding,
FLOATS, VRDN, Series 514
(Morgan Stanley Bank SBPA),
0.34%, 1/07/11 (a)(b)	9,100	9,100,000
Town of Easton Connecticut, GO, BAN,
1.00%, 7/08/11	3,500	3,510,457
34,810,457
District of Columbia — 1.3%
District of Columbia, Deutsche Bank
SPEARS/LIFERS Trust, GO, SPEARS,
VRDN, Series DB-463 (AGM
Insurance, Deutsche Bank AG SBPA),
0.34%, 1/07/11 (a)(b)	8,375	8,375,000
District of Columbia, GO, FLOATS, VRDN,
Series 1920 (Wells Fargo Bank NA
LOC, Wells Fargo Bank NA SBPA),
0.33%, 1/07/11 (a)(b)	16,055	16,055,000
District of Columbia, RB, VRDN,
American University (Bank of America
NA LOC), 0.41%, 1/07/11 (a)	7,400	7,400,000
District of Columbia, Refunding RB,
VRDN, Secured Series E, 0.33%,
12/01/11 (a)	5,500	5,500,000
Washington Convention Center
Authority, Refunding RB, FLOATS,
VRDN (a)(b):
Series 1730 (BHAC Insurance,
Morgan Stanley Bank Liquidity
Facility), 0.35%, 1/07/11	6,665	6,665,000
Series 1731 (BHAC Insurance,
Morgan Stanley Bank Liquidity
Facility), 0.35%, 1/07/11	6,665	6,665,000
Series 1736 (BHAC), 0.35%,
1/07/11	7,830	7,830,000
58,490,000
Florida — 5.3%
Brevard County Housing Finance
Authority, RB, VRDN, Timber Trace
Apartments Project, AMT (Citibank NA
LOC), 0.36%, 1/07/11 (a)	10,000	10,000,000

2 MASTER TAX-EXEMPT LLC DECEMBER 31, 2010

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Florida (continued)
County of St. John's Florida, Deutsche
Bank SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DB-486
(Deutsche Bank AG SBPA), 0.34%,
1/07/11 (a)(b)	$ 8,895	$ 8,895,000
County of St. John's Florida, RB, ROCS,
VRDN, Series II-R-755PB (PB Capital
Corp. SBPA), 0.38%, 1/07/11 (a)(b)	18,095	18,095,000
Florida Housing Finance Corp., RB,
VRDN, Savannah Springs Apartments,
Series N, AMT (Citibank NA LOC),
0.38%, 1/07/11 (a)	6,800	6,800,000
Florida State Board of Education, GO,
ROCS, VRDN, Series II-R-12288
(Citibank NA SBPA), 0.36%,
1/07/11 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency,
Eclipse Funding Trust, Tax Allocation
Bonds, VRDN, Series 2006-0130,
Solar Eclipse (US Bank NA LOC),
0.37%, 1/07/11 (a)(b)	3,895	3,895,000
Hillsborough County Housing Finance
Authority, HRB, VRDN, Brandon,
Series A, AMT (Fannie Mae), 0.36%,
1/07/11 (a)	5,490	5,490,000
Jacksonville Economic Development
Commission, RB, VRDN, Lee & Cates
Glass Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.50%, 1/07/11 (a)	7,030	7,030,000
Jacksonville Electric Authority Florida,
Refunding RB, VRDN (a):
Series 3-B-2 (Bank of America NA
SBPA), 0.38%, 1/07/11	6,055	6,055,000
Series 3-B-3 (Bank of America NA
SBPA), 0.38%, 1/07/11	8,125	8,125,000
Sub-Series A-2 (JPMorgan Chase &
Co. SBPA), 0.34%, 1/07/11	6,350	6,350,000
Jacksonville Electric Authority Florida,
TECP, 0.32%, 2/09/11	59,000	59,000,000
Jacksonville Health Facilities Authority,
RB, VRDN, Baptist Medical, Series B
(Bank of America NA LOC), 0.28%,
1/03/11 (a)	14,000	14,000,000
Manatee County Housing Finance
Authority, HRB, VRDN, Village at
Cortez Apartments, Series A, AMT
(Fannie Mae), 0.36%, 1/07/11 (a)	11,400	11,400,000
Orlando & Orange County Expressway
Authority, RB, VRDN, Eagle Tax-
Exempt Trust, Series 2007-0145,
Class A (BHAC Insurance, Citibank NA
SBPA), 0.35%, 1/07/11 (a)(b)	11,300	11,300,000
Orlando Utilities Commission, RB, ROCS,
VRDN, Series II-R-11818PB (PB
Capital Corp. SBPA), 0.38%,
1/07/11 (a)(b)(c)	26,070	26,070,000
Palm Beach County Educational
Facilities Authority, Refunding RB,
VRDN, Educational Facilities, Atlantic
University Inc. (Bank of America NA
LOC), 0.44%, 1/07/11 (a)	9,400	9,400,000

	Par
Municipal Bonds (000) Value
Florida (concluded)
Pinellas County Health Facilities
Authority, RB, VRDN, Health System,
BayCare Health, Series A2 (Northern
Trust Co. LOC), 0.33%, 1/07/11 (a)	$ 4,000	$ 4,000,000
University of South Florida Research
Foundation Inc., RB, VRDN, University
Technology Center Research (Bank of
America NA LOC), 0.49%, 1/07/11 (a)	7,500	7,500,000
231,405,000
Georgia — 1.7%
Fulton County Development Authority,
Refunding RB, VRDN, Siemens Energy
Inc. Project, 0.43%, 1/07/11 (a)	7,200	7,200,000
Main Street Natural Gas Inc., RB, VRDN,
Series A (Royal Bank of Canada
SBPA), 0.34%, 1/07/11 (a)	20,700	20,700,000
Monroe County Development Authority,
Refunding RB, Georgia Power Co.
Plant Scherer Project, Mandatory Put
Bonds, 0.80%, 1/07/11 (d)	6,000	6,000,000
Municipal Electric Authority of Georgia,
Refunding RB, VRDN, Project No. 1,
Sub-Series B (Dexia Credit Local LOC),
0.38%, 1/07/11 (a)	10,000	10,000,000
State of Georgia, GO, ROCS, VRDN,
Series II-R-11536PB (PB Capital Corp.
SBPA), 0.37%, 1/07/11 (a)(b)	26,065	26,065,000
Whitfield County Development Authority,
RB, VRDN, Aladdin Manufacturing
Corp. Project, AMT (Wachovia Bank
NA LOC), 0.50%, 1/07/11 (a)	3,100	3,100,000
73,065,000
Idaho — 0.4%
State of Idaho, RB, TAN, 2.00%,
6/30/11 15,350 15,470,
Illinois — 6.3%
BB&T Municipal Trust, RB, FLOATS,
VRDN, Series 5001 (Rabobank
International LOC), 0.47%,
1/07/11 (a)(b)(c)	12,886	12,885,509
Chicago Transit Authority, COP, ROCS,
VRDN, Series II-R-11786
(AGC Insurance, Citibank NA SBPA),
0.44%, 1/07/11 (a)(b)(c)	7,900	7,900,000
City of Chicago Illinois, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS,
VRDN (a)(b):
Series DB-502 (AGM Insurance,
Deutsche Bank AG SBPA), 0.34%,
1/07/11	41,055	41,055,000
Series DBE-534, 0.34%, 1/07/11	2,235	2,235,000
City of Chicago Illinois, GO, Refunding,
VRDN, Project (JPMorgan Chase Bank
SBPA) (a):
Series B-1, 0.28%, 1/03/11	38,270	38,270,000
Series B-3, 0.28%, 1/03/11	14,000	14,000,000
City of Chicago Illinois, RB, VRDN (a):
ROCS, Series II-R-239, AMT (AGM
Insurance, Citibank NA SBPA),
0.40%, 1/07/11 (b)	3,700	3,700,000

MASTER TAX-EXEMPT LLC DECEMBER 31, 2010 3

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Illinois (concluded)
City of Chicago Illinois, RB, VRDN (a)
(concluded):
Second Lien, Series B, AMT (Societe
Generale LOC), 0.38%, 1/07/11	$ 17,549	$17,549,000
Second Lien, Sub-Series 2000-1
(JPMorgan Chase Bank SBPA),
0.29%, 1/03/11	11,000	11,000,000
Illinois Finance Authority, RB, VRDN (a):
Evanston Northwestern, Series C
(JPMorgan Chase Bank SBPA),
0.26%, 1/03/11	7,100	7,100,000
Revolving Fund Pooled, Series D
(Bank One Illinois NA LOC), 0.33%,
1/07/11	5,700	5,700,000
University of Chicago Medical
Center, Series B (Wells Fargo Bank
NA LOC), 0.26%, 1/03/11	6,600	6,600,000
Illinois Finance Authority, Refunding RB,
VRDN (a):
Eagle Tax-Exempt Trust, Series
2006-0118, Class A (Citibank NA
SBPA), 0.34%, 1/07/11 (b)	3,150	3,150,000
Elmhurst Memorial Healthcare,
Series B (JPMorgan Chase Bank
LOC), 0.28%, 1/03/11	36,410	36,410,000
Illinois State Toll Highway Authority, RB,
VRDN, Senior Priority, Series A-1
(Dexia Credit Local SBPA), 0.35%,
1/07/11 (a)	45,700	45,700,000
Illinois State Toll Highway Authority,
Refunding RB, VRDN (a):
Senior Priority, Series A-2 (AGM
Insurance, Dexia Credit Local
SBPA), 0.39%, 1/07/11	1,430	1,430,000
Series B (AGM Insurance,
Landesbank Hessen-Thuringen
SBPA), 0.33%, 1/07/11	12,235	12,235,000
University of Illinois, Refunding RB,
VRDN, Eagle Tax-Exempt Trust,
Series 2006-0124, Class A (Citibank
NA SBPA), 0.35%, 1/07/11 (a)(b)	10,000	10,000,000
276,919,509
Indiana — 3.9%
City of Michigan City Indiana, RB, VRDN,
Palatek Project, AMT (Comerica Bank
LOC), 0.49%, 1/07/11 (a)	4,700	4,700,000
City of Portage Indiana, RB, VRDN,
Breckenridge Apartments Project,
AMT (LaSalle National Bank LOC),
0.39%, 1/07/11 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN,
Petoskey Plastics Inc., AMT (Comerica
Bank LOC), 0.49%, 1/07/11 (a)	4,380	4,380,000
Indiana Development Finance Authority,
RB, VRDN, PSI Energy Inc. Projects,
Series A, AMT, 0.70%, 1/07/11 (a)	17,550	17,550,000
Indiana Finance Authority, RB, VRDN,
Lease Appropriation (a):
Series A-1 (JPMorgan Chase Bank
SBPA), 0.28%, 1/03/11	45,700	45,700,000
Series A-1 (JPMorgan Chase Bank
SBPA), 0.29%, 1/03/11	29,600	29,600,000

	Par
Municipal Bonds (000) Value
Indiana (concluded)
Indiana Finance Authority, RB, VRDN,
Lease Appropriation (a) (concluded):
Series A-5 (Bank of New York
SBPA), 0.28%, 1/03/11	$ 28,000	$28,000,000
Indiana Finance Authority, Refunding
RB:
Ascension Health, Series E6,
Mandatory Put Bonds, 0.39%,
3/15/11 (d)	6,000	6,000,000
VRDN, Duke Energy Indiana Project,
Series A-1, AMT (Bank of America
NA LOC), 0.38%, 1/07/11 (a)	6,000	6,000,000
Indianapolis Local Public Improvement
Bond Bank, Refunding RB, ROCS,
VRDN, Series II-R-11779 (AGC
Insurance, Citibank NA SBPA), 0.36%,
1/07/11 (a)(b)(c)	24,825	24,825,000
171,405,000
Iowa — 0.5%
City of Clear Lake Iowa, RB, VRDN, Joe
Corbi's Pizza Project, AMT
(Manufacturers & Traders LOC),
0.49%, 1/07/11 (a)	3,295	3,295,000
Iowa Higher Education Loan Authority,
Refunding RB, VRDN, Private College
Facility, Loras College Project (Bank of
America NA LOC), 0.29%, 1/03/11 (a)	11,960	11,960,000
State of Iowa, Barclays Capital
Municipal Trust Receipts, RB, FLOATS,
VRDN, Series 13B-C (Barclays Bank
Plc SBPA), 0.35%, 1/07/11 (a)(b)(c)	6,200	6,200,000
21,455,000
Kansas — 0.3%
Counties of Sedgwick & Shawnee
Kansas, JP Morgan Chase
PUTTERS/DRIVERS Trust, Refunding
RB, PUTTERS, VRDN, Series 3206,
AMT (Ginnie Mae Insurance,
JPMorgan Chase & Co. SBPA), 0.44%,
1/07/11 (a)(b)(c)	5,000	5,000,000
Counties of Sedgwick & Shawnee
Kansas, RB, FLOATS, VRDN,
Series 2480, AMT (Ginnie Mae
Insurance, Morgan Stanley Bank
Liquidity Facility), 0.38%,
1/07/11 (a)(b)	6,445	6,445,000
11,445,000
Kentucky — 0.7%
Campbell & Kenton Counties Sanitation
District No. 1 Kentucky, RB, MSTR,
VRDN, Series SGA 130 (AGM
Insurance, Societe Generale SBPA),
0.39%, 1/07/11 (a)	11,000	11,000,000
County of Boyd Kentucky, RB, VRDN, Air
Products & Chemicals Project, AMT,
1.80%, 1/07/11 (a)	3,775	3,775,000
Kentucky Economic Development
Finance Authority, Refunding RB,
FLOATS, VRDN, Series 2980 (Morgan
Stanley Bank Liquidity Facility),
0.34%, 1/07/11 (a)(b)(c)	10,500	10,500,000

4 MASTER TAX-EXEMPT LLC DECEMBER 31, 2010

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Kentucky (concluded)
Reset Optional Certificates Trust II-R,
Refunding RB, ROCS, VRDN, Series II-
R-662C (Citibank NA LOC, Citibank NA
SBPA), 0.44%, 1/07/11 (a)(b)	$ 5,000	$ 5,000,000
30,275,000
Louisiana — 2.0%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.50%,
1/07/11	4,000	4,000,000
Go To The Show, Series A (Federal
Home Loan Bank LOC), 0.35%,
1/07/11	5,305	5,305,000
Honeywell International Inc. Project,
AMT, 0.54%, 1/07/11	6,000	6,000,000
Louisiana Local Government
Environmental Facilities & Community
Development Authority, Refunding RB,
VRDN, BASF Corp. Project, Series B,
0.47%, 1/07/11 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority,
Refunding RB, VRDN, First Stage,
Loop LLC, Series A (JPMorgan Chase
Bank LOC), 0.29%, 1/03/11 (a)	20,560	20,560,000
Louisiana Public Facilities Authority, RB,
VRDN, Air Products & Chemicals
Project, AMT, 1.75%, 1/07/11 (a)	2,850	2,850,000
Louisiana State Municipal Natural Gas
Purchasing & District Authority, RB,
PUTTERS, VRDN, Series 1411Q
(JPMorgan Chase & Co. LOC), 0.39%,
1/07/11 (a)(b)	9,616	9,616,000
Parish of Ascension Louisiana, RB,
VRDN, BASF Corp. Project, AMT,
0.47%, 1/07/11 (a)	10,100	10,100,000
Parish of St. Charles Louisiana, RB,
VRDN, Valero Energy Corp. (Mizuho
Corporate Bank LOC), 0.39%,
1/07/11 (a)	7,500	7,500,000
Parish of St. James Louisiana, RB,
VRDN, Nucor Steel LLC Project,
Series B-1 (Nucor Corp. Liquidity
Facility), 0.34%, 1/07/11 (a)	13,000	13,000,000
86,431,000
Maine — 0.5%
Maine Health & Higher Educational
Facilities Authority, Eclipse Funding
Trust, RB, VRDN, Series 2007-0104,
Solar Eclipse (US Bank NA LOC),
0.33%, 1/07/11 (a)(b)	3,175	3,175,000
Maine State Housing Authority, RB,
VRDN, Series H (KBC Bank NV SBPA),
0.29%, 1/03/11 (a)	17,685	17,685,000
20,860,000

	Par
Municipal Bonds (000) Value
Maryland — 0.9%
County of Baltimore Maryland, RB,
VRDN, Paths at Loveton
(Manufacturers & Traders LOC),
0.39%, 1/07/11 (a)	$ 4,065	$ 4,065,000
Maryland Community Development
Administration, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-47, AMT (State Street Bank &
Trust Co. SBPA), 0.49%,
1/07/11 (a)(b)(c)	2,431	2,431,000
Maryland Community Development
Administration, Refunding RB,
FLOATS, VRDN, Series 2997, AMT
(Morgan Stanley Bank Liquidity
Facility), 0.38%, 1/07/11 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility, AMT
(Manufacturers & Traders LOC),
0.64%, 1/07/11	9,520	9,520,000
Garrett Community College Facility
(Manufacturers & Traders LOC),
0.34%, 1/07/11	6,905	6,905,000
Linemark Printing Project, AMT
(Manufacturers & Traders LOC),
0.54%, 1/07/11	3,520	3,520,000
Pharmaceutics International Inc.,
Series A, AMT (AllFirst Bank LOC),
0.49%, 1/07/11	4,180	4,180,000
39,096,000
Massachusetts — 4.0%
Commonwealth of Massachusetts,
Refunding RB, FLOATS, VRDN (Dexia
Credit Local LOC, Dexia Credit Local
SBPA) (a)(b):
Series PT-3058, 0.48%, 1/07/11	27,200	27,200,000
Series PT-3511, 0.48%, 1/07/11	10,510	10,510,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN, Senior
Series A, 0.43%, 7/29/11 (a)	3,500	3,500,000
Massachusetts Development Finance
Agency, Macon Trust, RB, VRDN
Certificates, Bank of America, Series
2007-344 (Bank of America NA LOC),
0.53%, 1/07/11 (a)(b)	53,907	53,907,000
Massachusetts Health & Educational
Facilities Authority, Macon Trust, RB,
VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America NA
LOC), 0.46%, 1/07/11 (a)(b)	7,315	7,315,000
Massachusetts Health & Educational
Facilities Authority, RB, ROCS, VRDN,
Series II-R-11577PB (PB Capital Corp.
SBPA), 0.37%, 1/07/11 (a)(b)	31,670	31,670,000
Massachusetts State Department of
Transportation, Refunding RB, VRDN,
Contract Assistance, Series A2
(JPMorgan Chase Bank SBPA), 0.30%,
1/07/11 (a)	20,000	20,000,000

MASTER TAX-EXEMPT LLC DECEMBER 31, 2010 5

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Massachusetts (concluded)
Massachusetts State Turnpike Authority,
Clipper Tax-Exempt Certificate Trust,
RB, VRDN, Series 2009-74 (State
Street Bank & Trust Co. SBPA), 0.34%,
1/07/11 (a)(b)	$ 13,160	$ 13,160,000
Massachusetts Water Resources
Authority, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0054,
Class A (Citibank NA SBPA), 0.34%,
1/07/11 (a)(b)	7,495	7,495,000
174,757,000
Michigan — 2.4%
Detroit City School District, GO, FLOATS,
VRDN, Series DC8032 (AGM
Insurance, Dexia Credit Local LOC),
0.40%, 1/03/11 (a)(b)	9,980	9,980,000
Holt Public Schools, GO, Refunding,
VRDN (Q-SBLF Insurance, Landesbank
Hessen-Thuringen SBPA), 0.35%,
1/07/11 (a)	6,965	6,965,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	4,230	4,261,864
Series D-2 (JPMorgan Chase Bank
LOC), 2.00%, 8/22/11	11,400	11,516,590
Michigan Higher Education Student
Loan Authority, RBC Municipal
Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT
(Royal Bank of Canada LOC), 0.37%,
1/07/11 (a)(b)	32,045	32,045,000
Michigan State Hospital Finance
Authority, RB, VRDN, Ascension Health
Senior Credit, 0.43%, 7/29/11 (a)	4,000	4,000,000
Michigan State Hospital Finance
Authority, Refunding RB, VRDN,
Ascension Health Senior Credit,
0.43%, 1/26/11 (a)	3,700	3,700,000
Reset Optional Certificates Trust II-R,
Refunding RB, ROCS, VRDN, Series II-
R-665PB (BHAC Insurance, PB Capital
Corp. SBPA), 0.38%, 1/07/11 (a)(b)	20,630	20,630,000
University of Michigan, RB, VRDN,
Hospital, Series A, 0.26%,
1/03/11 (a)	12,100	12,100,000
105,198,454
Minnesota — 0.8%
Minneapolis & St. Paul Housing &
Redevelopment Authority, Refunding
RB, VRDN, Allina Health System,
Series B-2 (JPMorgan Chase Bank
LOC), 0.28%, 1/03/11 (a)	5,600	5,600,000
Minnesota School District Capital
Equipment Borrowing Program, COP,
Aid Anticipation Certificates
Indebtedness, Series B, 2.00%,
9/01/11	20,450	20,674,746
State of Minnesota, GO, ROCS, VRDN,
Series II-R-11538PB (PB Capital Corp.
SBPA), 0.37%, 1/07/11 (a)(b)	10,405	10,405,000
36,679,746

	Par
Municipal Bonds (000) Value
Mississippi — 0.3%
Mississippi Business Finance Corp., RB,
VRDN (a):
Chevron USA, Inc., Series G, 0.24%,
1/03/11	$ 7,500	$7,500,000
Mississippi Business Finance Corp.,
RB, VRDN (a) (concluded):
Series A, Renaissance at Colony
Park LLC Project (Federal Home
Loan Bank LOC), 0.33%, 1/07/11	7,200	7,200,000
14,700,000
Missouri — 1.5%
City of North Kansas City Missouri,
Refunding RB, VRDN, North Kansas
City Hospital (Bank of America NA
LOC), 0.35%, 1/03/11 (a)	9,405	9,405,000
Kansas City IDA Missouri, RB, VRDN,
Kansas City Downtown
Redevelopment, Series B (JPMorgan
Chase Bank LOC), 0.33%,
1/07/11 (a)	11,590	11,590,000
Missouri Joint Municipal Electric Utility
Commission, RB, ROCS, VRDN, Series
II-R-620PB (BHAC Insurance, PB
Capital Corp. SBPA), 0.38%,
1/07/11 (a)(b)	12,340	12,340,000
Missouri State Health & Educational
Facilities Authority, RB, VRDN, BJC
Health System, Series B (US Bank NA
SBPA), 0.28%, 1/03/11 (a)	1,900	1,900,000
Missouri State Health & Educational
Facilities Authority, Refunding RB:
Ascension Health Senior Credit,
Series C-1, Mandatory Put Bonds,
0.48%, 5/04/11 (d)	4,245	4,245,000
VRDN, Drury College (Bank of
America NA LOC), 0.35%,
1/03/11 (a)	19,090	19,090,000
Palmyra IDA, RB, VRDN, BASF Corp.
Project, AMT, 0.50%, 1/07/11 (a)	6,000	6,000,000
64,570,000
Nebraska — 1.0%
City of Lincoln Nebraska, RB, FLOATS,
VRDN, Series 2900 (Morgan Stanley
Bank Liquidity Facility), 0.36%,
1/07/11 (a)(b)	16,000	16,000,000
Public Power Generation Agency, RB,
ROCS, VRDN, Series II-R-11019PB
(BHAC Insurance, PB Capital Corp.
SBPA), 0.38%, 1/07/11 (a)(b)	26,015	26,015,000
42,015,000
Nevada — 0.6%
County of Clark Nevada, RB:
System, Junior Subordinate Lien
Notes, Series E-1, 2.50%, 6/01/11	7,335	7,391,680
VRDN, ROCS, Series II-R-11825
(AGC Insurance, Citibank NA SBPA),
0.36%, 1/07/11 (a)(b)(c)	1,250	1,250,000
VRDN, ROCS, Series II-R-11827
(Citibank NA SBPA), 0.42%,
1/07/11 (a)(b)(c)	5,000	5,000,000

6 MASTER TAX-EXEMPT LLC DECEMBER 31, 2010

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Nevada (concluded)
Truckee Meadows Water Authority,
Refunding RB, FLOATS, VRDN,
Series 51TP (AGM Insurance, Wells
Fargo Bank NA SBPA), 0.34%,
1/07/11 (a)(b)	$ 11,790 $	11,790,000
25,431,680
New Hampshire — 1.2%
New Hampshire Business Finance
Authority, RB, VRDN, Lonza Biologics
Inc. (Landesbank Hessen-Thuringen
LOC), 0.42%, 1/07/11 (a)	20,600	20,600,000
New Hampshire Health & Education
Facilities Authority, RB, ROCS, VRDN,
Series II-R-783PB (BHAC Insurance,
PB Capital Corp. SBPA), 0.38%,
1/07/11 (a)(b)	20,125	20,125,000
New Hampshire Health & Education
Facilities Authority, Eclipse Funding
Trust, RB, VRDN, Series 2007-0018,
Solar Eclipse (US Bank NA LOC),
0.33%, 1/07/11 (a)(b)	10,385	10,385,000
51,110,000
New Jersey — 7.0%
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/26/11	7,011	7,041,282
Borough of Hopatcong New Jersey, GO,
BAN, 1.25%, 8/05/11	10,576	10,604,672
Borough of Palisades Park New Jersey,
GO, BAN, 1.25%, 4/21/11	1,600	1,602,317
Borough of Upper Saddle River New
Jersey, GO, Refunding, BAN, 1.25%,
2/25/11	6,091	6,098,752
New Jersey EDA, Refunding RB, FLOATS,
VRDN (Dexia Credit Local LOC, Dexia
Credit Local SBPA) (a)(b):
Series PT-2805, 0.47%, 1/07/11	18,600	18,600,000
Series PT-3824, 0.47%, 1/07/11	13,920	13,920,000
New Jersey EDA, TECP (Dexia Credit
Local SBPA), 0.43%, 1/03/11	28,500	28,500,000
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, VRDN,
S/F Housing, Series O, AMT
(Dexia Credit Local SBPA), 0.42%,
1/07/11 (a)	20,000	20,000,000
New Jersey State Turnpike Authority, RB,
VRDN, Series C-2 (AGM Insurance,
Dexia Credit Local SBPA), 0.39%,
1/07/11 (a)	7,600	7,600,000
New Jersey State Turnpike Authority,
Refunding RB, FLOATS, VRDN,
Series PT-2493 (Dexia Credit Local
LOC, Dexia Credit Local SBPA), 0.47%,
1/07/11 (a)(b)	13,920	13,920,000
New Jersey Transportation Trust Fund
Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS,
VRDN, Series DB-447 (AGM), 0.34%,
1/07/11 (a)(b)(c)	4,010	4,010,000

	Par
Municipal Bonds (000) Value
New Jersey (concluded)
State of New Jersey, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB,
PUTTERS, VRDN (JPMorgan Chase &
Co. Liquidity Facility) (a)(b)(c):
Series 3808, 0.29%, 1/03/11	$ 31,000	$ 31,000,000
Series 3848, 0.30%, 6/23/11	50,000	50,000,000
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, FLOATS,
VRDN, Series 2959 (Morgan Stanley
Bank Liquidity Facility), 0.41%,
1/07/11 (a)(b)(c)	11,150	11,150,000
Township of Jackson New Jersey, GO,
TAN, 1.50%, 2/17/11	9,500	9,509,381
Township of Livingston New Jersey, GO,
BAN, 1.25%, 2/11/11	9,400	9,407,803
Township of Montclair New Jersey, GO,
Refunding, 1.50%, 3/10/11	10,800	10,821,319
Township of Readington New Jersey,
GO, BAN, 1.00%, 2/03/11	23,100	23,112,200
Township of Toms River New Jersey, GO,
BAN, 1.25%, 12/16/11	16,950	17,056,622
Village of Ridgewood New Jersey, GO,
BAN, 1.50%, 6/24/11	11,191	11,241,651
305,195,999
New Mexico — 0.2%
City of Rio Rancho New Mexico, Eclipse
Funding Trust, RB, VRDN, Series
2007-0019, Solar Eclipse (US Bank
NA LOC), 0.33%, 1/07/11 (a)(b) 10,000 10,000,000
New York — 6.0%
City of New Rochelle New York, GO,
Refunding, BAN, 1.50%, 3/11/11	3,339	3,345,364
City of New York New York, GO, VRDN,
Sub-Series L-5 (Dexia Credit Local
SBPA), 0.35%, 1/03/11 (a)	5,400	5,400,000
Housing Development Corp. New York,
RB, VRDN, Series E-2, AMT (Dexia
Credit Local Liquidity Facility), 0.34%,
1/03/11 (a)	16,000	16,000,000
Metropolitan Transportation Authority,
Refunding RB, VRDN, Series B (AGM
Insurance, Dexia Credit Local SBPA),
0.39%, 1/07/11 (a)	15,000	15,000,000
New York City Housing Development
Corp., RB, VRDN (a):
Beekman Tower, Series A (RBS
Citizens NA LOC), 0.35%, 1/07/11	18,300	18,300,000
Elliott Chelsea Development,
Series A (Citibank NA LOC), 0.36%,
1/07/11	2,900	2,900,000
Series I-2, Mandatory Put Bonds,
AMT, 0.53%, 5/13/11	6,950	6,950,000
Series J-1, Mandatory Put Bonds,
0.48%, 9/15/11	9,450	9,450,000
New York City Housing Development
Corp., Refunding RB, VRDN, M/F, The
Crest, Series A (Landesbank Hessen-
Thuringen LOC), 0.40%, 1/07/11 (a)	4,000	4,000,000

MASTER TAX-EXEMPT LLC DECEMBER 31, 2010 7

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York (continued)
New York City Industrial Development
Agency, Refunding RB, VRDN, Touro
College Project (JPMorgan Chase
Bank LOC), 0.32%, 1/07/11 (a)	$ 6,400	$ 6,400,000
New York City Municipal Water Finance
Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series
2009-0047, Class A (Citibank NA
SBPA), 0.39%, 1/07/11 (b)(c)	11,100	11,100,000
Sub-Series F1A (Wells Fargo Bank
NA SBPA), 0.28%, 1/07/11	12,000	12,000,000
New York City Municipal Water Finance
Authority, TECP, 0.35%, 1/18/11	12,500	12,500,000
New York City Transitional Finance
Authority, RB, VRDN (a):
Future Tax Secured, Sub-Series C3
(Dexia Credit Local SBPA), 0.36%,
1/07/11	13,545	13,545,000
New York City Recovery, Series 3,
Sub-Series 3E (Landesbank Baden-
Wurttemberg SBPA), 0.33%,
1/03/11	1,100	1,100,000
Sub-Series 2B (Dexia Credit Local
SBPA), 0.36%, 1/07/11	12,315	12,315,000
New York Mortgage Agency, RB,
VRDN (a):
Homeowner Mortgage, Series 125,
AMT (Dexia Credit Local SBPA),
0.41%, 1/07/11	3,000	3,000,000
Series 159 (Bank of America NA
SBPA), 0.33%, 1/07/11	10,200	10,200,000
New York State HFA, RB, VRDN, Series A
(JPMorgan Chase Bank LOC), 0.31%,
1/07/11 (a)	7,600	7,600,000
New York State HFA, Refunding RB:
505 West 37th Street, Series B
(Landesbank Hessen-Thuringen
LOC), 0.33%, 1/07/11 (d)	22,700	22,700,000
VRDN, Series M-1 (Bank of America
NA LOC), 0.30%, 1/07/11 (a)	6,300	6,300,000
Port Authority of New York & New Jersey,
JPMorgan Chase PUTTERS/DRIVERS
Trust, RB, PUTTERS, VRDN, Series
3192, AMT (JPMorgan Chase & Co.
SBPA), 0.43%, 1/07/11 (a)(b)(c)	25,325	25,325,000
Port Authority of New York & New Jersey,
Refunding RB, VRDN, Versatile
Structure Obligation, Series 4, AMT
(Landesbank Hessen-Thuringen
SBPA), 0.30%, 1/03/11 (a)	6,300	6,300,000
Ramapo Housing Authority New York,
RB, VRDN, Fountainview College Road
(Manufacturers & Traders LOC),
0.44%, 1/07/11 (a)	13,650	13,650,000
Triborough Bridge & Tunnel Authority,
Refunding RB, VRDN (a):
General, Sub-Series B-4
(Landesbank Baden-Wurttemberg
SBPA), 0.34%, 1/07/11	6,000	6,000,000

	Par
Municipal Bonds (000) Value
New York (concluded)
Triborough Bridge & Tunnel Authority,
Refunding RB, VRDN (a) :
Metropolitan Transit Authority
Bridges and Tunnels, Series AB
(AGM Insurance, JPMorgan Chase
Bank SBPA), 0.32%, 1/07/11	$ 12,000	$12,000,000
263,380,364
North Carolina — 4.4%
Charlotte Housing Authority North
Carolina, RB, VRDN (Wachovia Bank
NA LOC) (a):
Oak Park Project, 0.33%, 1/07/11	7,500	7,500,000
Stonehaven East Project, 0.33%,
1/07/11	7,850	7,850,000
City of Charlotte North Carolina,
Refunding RB, VRDN, Charlotte
Douglas, Series D (Bank of America
NA LOC), 0.39%, 1/07/11 (a)	1,260	1,260,000
City of Raleigh North Carolina, COP,
VRDN, Downtown, Series B (RBC Bank
USA SBPA), 0.34%, 1/07/11 (a)	7,900	7,900,000
City of Raleigh North Carolina,
Refunding RB, VRDN, 0.44%,
7/29/11 (a)	3,375	3,375,000
County of Mecklenburg, COP, VRDN
(Branch Banking & Trust SBPA),
0.35%, 1/07/11 (a)	2,500	2,500,000
County of Mecklenburg, GO, Refunding,
VRDN, 7 Month Windows, Series D,
0.44%, 7/29/11 (a)	5,900	5,900,000
County of Mecklenburg North Carolina,
GO, VRDN, Series B (Landesbank
Hessen-Thuringen SBPA), 0.42%,
1/07/11 (a)	600	600,000
County of Pender North Carolina, GO,
BAN, Water, 1.25%, 7/06/11	8,200	8,229,749
County of Wake North Carolina, GO,
VRDN (a):
Public Improvement, Series B
(Lloyds TSB Bank Plc SBPA), 0.32%,
1/07/11	1,000	1,000,000
Series A (RBC Bank USA SBPA),
0.37%, 1/07/11	43,650	43,650,000
North Carolina, BB&T Municipal Trust,
RB, FLOATS, VRDN (Branch Banking &
Trust LOC) (a)(b):
Series 1008, 0.49%, 1/07/11	3,800	3,800,000
Series 1009, 0.49%, 1/07/11	6,270	6,270,000
Series 1011, 0.49%, 1/07/11	1,180	1,180,000
North Carolina Capital Facilities Finance
Agency, RB, VRDN, Aquarium Society
Project (Bank of America NA LOC),
0.42%, 1/07/11 (a)	21,435	21,435,000
North Carolina Educational Facilities
Finance Agency, RB, VRDN, Duke
University Project, Series B, 0.28%,
1/07/11 (a)	800	800,000
North Carolina HFA, RB, VRDN,
AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo
Bank NA SBPA), 0.40%, 1/07/11	7,060	7,060,000

8 MASTER TAX-EXEMPT LLC DECEMBER 31, 2010

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
North Carolina (concluded)
North Carolina HFA, RB, VRDN,
AMT (a)(b)(c) (concluded):
ROCS, Series II-R-175 (Citibank NA
SBPA), 0.40%, 1/07/11	$ 1,695	$ 1,695,000
North Carolina Medical Care
Commission, RB, VRDN (a):
Moses Cone Health System,
Series A, 0.33%, 1/07/11	2,100	2,100,000
Moses Cone Health System,
Series A (Bank of America NA
SBPA), 0.35%, 1/07/11	5,325	5,325,000
Novant Health Group, Series B
(JPMorgan Chase Bank SBPA),
0.33%, 1/07/11	1,300	1,300,000
North Carolina Medical Care
Commission, Refunding RB, VRDN,
Moses Cone Health System
(Bank of America NA SBPA), 0.29%,
1/03/11 (a)	1,100	1,100,000
North Carolina State Education
Assistance Authority, Refunding RB,
VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.36%,
1/07/11 (a)	20,345	20,345,000
North Carolina State University at
Raleigh, Refunding RB, VRDN,
Series B (Bayerische Landesbank
SBPA), 0.33%, 1/07/11 (a)	1,700	1,700,000
Person County Industrial Facilities &
Pollution Control Financing Authority,
RB, VRDN, CertainTeed Gypsum Inc.
(Credit Industriel et Commercial LOC),
0.39%, 1/07/11 (a)	7,500	7,500,000
Reset Optional Certificates Trust II-R,
RB, ROCS, VRDN, Series II-R-645
(Citibank NA SBPA), 0.34%,
1/07/11 (a)(b)	6,200	6,200,000
State of North Carolina, GO, VRDN,
Public Improvement, Series F
(Landesbank Hessen-Thuringen
SBPA), 0.30%, 1/07/11 (a)	2,300	2,300,000
University of North Carolina at Chapel
Hill, Refunding RB, VRDN, Series B (a):
0.27%, 1/07/11	1,000	1,000,000
(Landesbank Hessen-Thuringen
SBPA), 0.33%, 1/03/11	10,600	10,600,000
Yancey County Industrial Facilities &
Pollution Control Financing Authority,
RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust
LOC), 0.43%, 1/07/11 (a)	1,700	1,700,000
193,174,749
Ohio — 0.4%
City of Avon Ohio, GO, BAN, 1.25%,
7/21/11	3,000	3,011,058
City of Delaware Ohio, GO, BAN, Various
Purpose, 1.25%, 4/27/11	3,900	3,908,198
City of Marysville Ohio, GO, Wastewater
Treatment, 1.25%, 6/01/11	6,250	6,262,893
City of Shaker Heights Ohio, GO, BAN,
Various Purpose Improvement, 1.50%,
5/06/11	2,625	2,632,648

	Par
Municipal Bonds (000) Value
Ohio (concluded)
County of Licking Ohio, GO, BAN, Various
Purpose, 1.25%, 6/16/11	$ 2,800	$ 2,806,988
18,621,785
Oklahoma — 0.1%
Oklahoma Development Finance
Authority, RB, Conoco Project, VRDN,
Series B, AMT, 0.35%, 1/07/11 (a) 2,500 2,500,000
Pennsylvania — 1.4%
Allegheny County Airport Authority,
Puttable Floating Option Tax-Exempt
Receipts, Refunding RB, FLOATS,
VRDN, Series 3965, AMT (Dexia Credit
Local LOC, Dexia Credit Local SBPA),
0.55%, 1/07/11 (a)(b)	3,990	3,990,000
Allegheny County Hospital Development
Authority, RBC Municipal Products Inc.
Trust, RB, FLOATS, VRDN, Series E-16
(Royal Bank of Canada LOC), 0.34%,
1/07/11 (a)(b)(c)	12,800	12,800,000
Commonwealth of Pennsylvania, Clipper
Tax-Exempt Certificate Trust, RB,
VRDN, Series 2009-58 (State Street
Bank & Co. Trust SBPA), 0.37%,
1/07/11 (a)(b)(c)	12,500	12,500,000
County of Lehigh Pennsylvania,
Refunding RB, VRDN, Lehigh Valley
Health Network, Series B (AGC
Insurance, Wells Fargo Bank NA
SBPA), 0.28%, 1/03/11 (a)	3,000	3,000,000
Emmaus General Authority, RB, VRDN,
Pennsylvania Loan Program, Series A
(US Bank NA LOC), 0.33%,
1/07/11 (a)	8,200	8,200,000
Pennsylvania HFA, Refunding RB, VRDN,
Series 99C, AMT (Dexia Credit Local
SBPA), 0.40%, 1/07/11 (a)	5,100	5,100,000
Southcentral General Authority,
Refunding RB, VRDN, Wellspan Health
Obligor Group, Series C (M&T Bank
LOC), 0.35%, 1/07/11 (a)	5,800	5,800,000
Venango IDA (Dexia Credit Local SBPA),
TECP:
0.46%, 1/04/11	6,000	6,000,000
0.46%, 1/05/11	3,682	3,682,000
0.46%, 1/06/11	2,200	2,200,000
63,272,000
Puerto Rico — 1.9%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America, Series
2008-355 (Bank of America NA LOC,
Bank of America NA SBPA), 0.52%,
1/07/11 (a)(b)(c)	3,100	3,100,000
Puerto Rico Electric Power Authority,
Puttable Floating Option Tax-Exempt
Receipts, Refunding RB, FLOATS,
VRDN, Series 4147 (AGM Insurance,
Dexia Credit Local LOC, Dexia Credit
Local SBPA), 0.47%, 1/07/11 (a)(b)	33,330	33,330,000

MASTER TAX-EXEMPT LLC DECEMBER 31, 2010 9

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Puerto Rico (concluded)
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3189 (Dexia Credit
Local LOC, Dexia Credit Local SBPA),
0.47%, 1/07/11 (a)(b)	$ 44,980	$44,980,000
81,410,000
Rhode Island — 1.5%
Narragansett Bay Commission, RB,
ROCS, VRDN, Series II-R-780PB (BHAC
Insurance, PB Capital Corp. SBPA),
0.38%, 1/07/11 (a)(b)	17,465	17,465,000
State of Rhode Island, GO, TAN, Series
R-1, 2.00%, 6/30/11	48,250	48,606,794
66,071,794
South Carolina — 1.6%
City of Spartanburg South Carolina, RB,
ROCS, VRDN, Series II-R-11020PB
(AGM Insurance, PB Capital Corp.
SBPA), 0.38%, 1/07/11 (a)(b)	13,375	13,375,000
Greenville Hospital System Board,
Refunding RB, VRDN, Series C
(Bank of America NA LOC), 0.40%,
1/07/11 (a)	4,500	4,500,000
South Carolina Jobs-EDA, Macon Trust,
RB, VRDN Certificates, Bank of
America, Series 2007-303 (Bank of
America NA LOC, Bank of America NA
SBPA), 0.46%, 1/07/11 (a)(b)	7,480	7,480,000
South Carolina Jobs-EDA, Refunding RB,
VRDN, UMA Refinance Project
(Wells Fargo Bank NA LOC), 0.28%,
1/03/11 (a)	4,785	4,785,000
South Carolina State Public Service
Authority, RB, VRDN, Eagle Tax-
Exempt Trust, Series 2006-0007,
Class A (Citibank NA SBPA), 0.35%,
1/07/11 (a)(b)	11,500	11,500,000
South Carolina Transportation
Infrastructure Bank, Refunding RB,
VRDN (a):
Series B1 (Bank of America NA
LOC), 0.38%, 1/07/11	5,280	5,280,000
Series B2 (Branch Banking & Trust
LOC), 0.32%, 1/07/11	4,750	4,750,000
Spartanburg County Regional Health
Services District, Refunding RB,
VRDN, Series C (AGC Insurance, Bank
of America NA SBPA), 0.35%,
1/07/11 (a)	18,570	18,570,000
70,240,000
Tennessee — 2.9%
Clarksville Public Building Authority
Tennessee, RB, VRDN, Pooled
Financing, Tennessee Municipal Bond
Fund (Bank of America NA LOC),
0.41%, 1/07/11 (a)	40,600	40,600,000
County of Shelby Tennessee, GO, VRDN,
Public Improvement, School, Series B
(Landesbank Hessen-Thuringen
SBPA), 0.36%, 1/07/11 (a)	55,970	55,970,000

	Par
Municipal Bonds (000) Value
Tennessee (concluded)
Metropolitan Government of Nashville &
Davidson County Health &
Educational Facilities Board,
Refunding RB, FLOATS, VRDN
(Morgan Stanley Bank Liquidity
Facility) (a)(b)(c):
Series 3012, 0.35%, 1/07/11	$ 5,305	$ 5,305,000
Series 3013, 0.34%, 1/07/11	10,000	10,000,000
Metropolitan Government of Nashville &
Davidson County IDB, RB, VRDN,
Nashville Symphony Hall Project
(Bank of America NA LOC), 0.41%,
1/07/11 (a)	12,273	12,273,000
Montgomery County Public Building
Authority Tennessee, RB, VRDN,
Tennessee County Loan Pool (Bank of
America NA LOC), 0.41%, 1/07/11 (a)	1,530	1,530,000
125,678,000
Texas — 17.9%
Brazos Harbor Industrial Development
Corp., RB, VRDN, AMT (a):
BASF Corp. Project, 0.50%,
1/07/11	75,000	75,000,000
ConocoPhillips Co. Project, 0.35%,
1/07/11	10,500	10,500,000
Brazos River Harbor Navigation District,
RB, VRDN, AMT (a):
BASF Corp. Project, 0.47%,
1/07/11	18,400	18,400,000
Multi-Mode, BASF Corp., 0.47%,
1/07/11	15,800	15,800,000
City of Austin Texas, Refunding RB,
VRDN, AMT (AGM Insurance, Dexia
Credit Local SBPA) (a):
Sub-Series 2, 0.41%, 1/07/11	50,000	50,000,000
Sub-Series 3, 0.41%, 1/07/11	47,775	47,775,000
Sub-Series 4, 0.41%, 1/07/11	50,335	50,335,000
City of Brownsville Texas, Deutsche
Bank SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DBE-533
(Deutsche Bank AG LOC, Deutsche
Bank AG SBPA), 0.34%,
1/07/11 (a)(b)	1,750	1,750,000
City of Houston Texas, GO, TRAN,
2.00%, 6/30/11	19,300	19,451,536
City of Midland Texas, GO, ROCS, VRDN,
Series II-R-810PB (PB Capital Corp.
SBPA), 0.38%, 1/07/11 (a)(b)	10,690	10,690,000
County of Fort Bend Texas, GO, MSTR,
VRDN, Series SGB 46, Class A
(Societe Generale SBPA), 0.34%,
1/07/11 (a)	4,500	4,500,000
County of Harris Texas, Clipper Tax-
Exempt Certificate Trust, GO, VRDN,
Series 2009-73 (State Street Bank &
Trust Co. SBPA), 0.37%,
1/07/11 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO, ROCS,
VRDN, Series II-R-10360 (Citibank NA
SBPA), 0.34%, 1/07/11 (a)(b)(c)	7,175	7,175,000

10 MASTER TAX-EXEMPT LLC DECEMBER 31, 2010

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Texas (continued)
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A
(Societe Generale LOC), 0.34%,
1/07/11 (a)(b)	$ 11,280	$11,280,000
County of Harris Texas, Refunding RB,
Toll Road, Senior Lien, Series A-2,
Mandatory Put Bonds, 0.35%,
8/15/11 (a)(d)	21,865	22,088,687
Cypress-Fairbanks ISD, GO, FLOATS,
VRDN, Series 86TP (Wells Fargo Bank
NA SBPA), 0.34%, 1/07/11 (a)(b)	2,555	2,555,000
Denton ISD Texas, GO, VRDN, Building,
Series 2005-A (Bank of America NA
SBPA), 0.34%, 1/07/11 (a)	2,500	2,500,000
Galena Park ISD Texas, GO, Refunding,
FLOATS, VRDN, Series SG-153 (PSF-
GTD Insurance, Societe Generale
SBPA), 0.34%, 1/07/11 (a)(b)	12,250	12,250,000
Gulf Coast Waste Disposal Authority, RB,
VRDN, AMT (a):
Air Products Project, 1.75%,
1/07/11	2,200	2,200,000
American Acryl LP Project (Credit
Industriel et Commercial LOC),
0.45%, 1/07/11	19,000	19,000,000
Harris County Health Facilities
Development Corp., RB, VRDN, Baylor
College of Medicine, Series B
(JPMorgan Chase Bank LOC), 0.28%,
1/03/11 (a)	7,380	7,380,000
Katy ISD Texas, GO, VRDN, School
Building (PSF-GTD Insurance, Bank of
America NA SBPA), 0.35%,
1/07/11 (a)	5,500	5,500,000
North Texas Municipal Water District,
RB, ROCS, VRDN, Series II-R-593PB
(PB Capital Corp. SBPA), 0.38%,
1/07/11 (a)(b)	8,410	8,410,000
North Texas Tollway Authority, Deutsche
Bank SPEARS/LIFERS Trust,
Refunding RB, SPEARS, VRDN,
Series DB-626 (AGC Insurance,
Deutsche Bank AG SBPA), 0.34%,
1/07/11 (a)(b)	11,487	11,487,000
Port Arthur Navigation District Texas,
RB, VRDN, Air Products & Chemicals
Project, AMT, 1.80%, 1/07/11 (a)	10,000	10,000,000
Port of Corpus Christi Authority of
Nueces County, Refunding RB, VRDN,
Flint Hills Resource, Series A, AMT,
0.40%, 1/07/11 (a)	22,650	22,650,000
Port of Port Arthur Navigation District,
Refunding RB, VRDN, Motiva
Enterprises Project, AMT, 0.41%,
1/07/11 (a)	17,335	17,335,000
San Antonio ISD Texas, GO, Refunding,
VRDN, Eagle Tax-Exempt Trust,
Series 2009-0037, Class A (PSF-GTD
Insurance, Citibank NA SBPA), 0.35%,
1/07/11 (a)(b)(c)	5,000	5,000,000

	Par
Municipal Bonds (000) Value
Texas (concluded)
Sheldon ISD Texas, GO, PUTTERS,
VRDN, Series 2009 (PSF-GTD
Insurance, JPMorgan Chase & Co.
SBPA), 0.37%, 1/07/11 (a)(b)	$ 5,180	$ 5,180,000
Socorro ISD Texas, GO, ROCS, VRDN,
Series II-R-11540PB (PSF-GTD
Insurance, PB Capital Corp. SBPA),
0.38%, 1/07/11 (a)(b)(c)	12,660	12,660,000
State of Texas, RB, TRAN, 2.00%,
8/31/11	228,050	230,501,522
Tarrant County Cultural Education
Facilities Finance Corp., RB, FLOATS,
VRDN (Morgan Stanley Bank Liquidity
Facility) (a)(b)(c):
Series 2973, 0.34%, 1/07/11	36,000	36,000,000
Series 2974, 0.34%, 1/07/11	12,000	12,000,000
Texas Municipal Power Agency, Wells
Fargo Stage Trust, Refunding RB,
FLOATS, VRDN, Series 12C (Wells
Fargo Bank NA Liquidity Facility),
0.40%, 3/01/11 (a)(b)(c)	3,390	3,390,000
780,743,745
Utah — 0.2%
City of Murray Utah, RB, VRDN, IHC
Health Services Inc., Series D
(Wells Fargo Bank NA SBPA), 0.26%,
1/03/11 (a)	4,900	4,900,000
State of Utah, GO, FLOATS, VRDN,
Series 2987 (Morgan Stanley Bank
Liquidity Facility), 0.34%,
1/07/11 (a)(b)(c)	6,000	6,000,000
10,900,000
Virginia — 2.8%
Arlington County IDA, Refunding HRB,
VRDN, Woodbury Park Project,
Series A (Freddie Mac), 0.32%,
1/07/11 (a)	2,600	2,600,000
City of Richmond Virginia, RB, ROCS,
VRDN, Series II-R-10410 (AGM
Insurance, Citibank NA SBPA), 0.36%,
1/07/11 (a)(b)(c)	855	855,000
County of Henrico Virginia, RB, ROCS,
VRDN, Series II-R-753PB (PB Capital
Corp. SBPA), 0.37%, 1/07/11 (a)(b)	4,670	4,670,000
Fairfax County IDA, RB, VRDN (a):
Health Care, Inova Health, 0.46%,
7/29/11	3,000	3,000,000
Inova Health System Project,
Series A-2 (JPMorgan Chase Bank
SBPA), 0.28%, 1/03/11	14,895	14,895,000
Inova Health System Project,
Series C-1, 0.28%, 1/03/11	6,325	6,325,000
Montgomery County IDA Virginia,
Refunding RB, VRDN, Virginia Tech
Foundation (Bank of America NA LOC),
0.35%, 1/03/11 (a)	1,700	1,700,000

MASTER TAX-EXEMPT LLC DECEMBER 31, 2010 11

Master Tax-Exempt LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Virginia (concluded)
Roanoke Economic Development
Authority, RB, Carilion Health System
(AGM Insurance, Wells Fargo Bank NA
SBPA) (a):
Series A-1, 0.28%, 1/03/11	$ 17,900	$ 17,900,000
Series A-2, 0.28%, 1/03/11	30,700	30,700,000
Virginia College Building Authority, RB,
VRDN, 21st Century College, Series C
(Wells Fargo Bank NA SBPA), 0.28%,
1/03/11 (a)	13,025	13,025,000
Virginia Commonwealth Transportation
Board, Clipper Tax-Exempt Certificate
Trust, RB, VRDN, Series 2009-38
(State Street Bank & Co. Trust SBPA),
0.34%, 1/07/11 (a)(b)(c)	13,360	13,360,000
Virginia HDA, RB, MERLOTS, VRDN,
Series B19, AMT (Wells Fargo Bank
NA SBPA), 0.40%, 1/07/11 (a)(b)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS,
VRDN, Series C42, AMT (Wells Fargo
Bank NA SBPA), 0.40%,
1/07/11 (a)(b)	2,880	2,880,000
Virginia Public Building Authority, RB,
VRDN, Series D (Dexia Credit Local
SBPA), 0.41%, 1/07/11 (a)	1,000	1,000,000
Virginia Resources Authority, Refunding
RB, FLOATS, VRDN, Series 1860
(Wells Fargo Bank NA SBPA), 0.33%,
1/07/11 (a)(b)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB,
VRDN, Westminster-Canterbury,
Series B (Branch Banking & Trust
LOC), 0.35%, 1/07/11 (a)	1,200	1,200,000
121,825,000
Washington — 2.5%
Chelan County Public Utility District
No. 1, RB, FLOATS, VRDN,
Series 2969, AMT (Morgan Stanley
Bank Liquidity Facility), 0.44%,
1/07/11 (a)(b)(c)	6,770	6,770,000
City of Seattle Washington, RB, FLOATS,
VRDN, Series 2170 (AGM Insurance,
Wells Fargo Bank NA SBPA), 0.33%,
1/07/11 (a)(b)	2,530	2,530,000
County of King Washington (Bayerische
Landesbank SBPA), TECP:
0.34%, 2/10/11	31,300	31,300,000
0.33%, 2/07/11	20,000	20,000,000
State of Washington, GO, ROCS, VRDN,
Series II-R-11308 (Citibank NA SBPA),
0.34%, 1/07/11 (a)(b)(c)	2,960	2,960,000
Washington State Housing Finance
Commission, RB, VRDN, AMT,
Series A (a):
Heatherwood, (Freddie Mac
Insurance, Freddie Mac Liquidity
Facility), 0.36%, 1/07/11	10,625	10,625,000
Mill Pointe, (Freddie Mac Liquidity
Facility), 0.36%, 1/07/11	9,225	9,225,000
Springfield, (Freddie Mac Insurance,
Freddie Mac Liquidity Facility),
0.36%, 1/07/11	11,050	11,050,000

	Par
Municipal Bonds (000) Value
Washington (concluded)
Washington State University, RB, ROCS,
VRDN, Series II-R-595PB (PB Capital
Corp. SBPA), 0.38%, 1/07/11 (a)(b)	$ 16,105	$ 16,105,000
110,565,000
Wisconsin — 1.1%
State of Wisconsin, TECP:
0.40%, 1/19/11	6,575	6,575,000
0.35%, 2/07/11	15,000	15,000,000
0.35%, 2/08/11	23,742	23,742,000
Village of Kohler Wisconsin, RB, VRDN,
Kohler Co. Project, AMT (Wachovia
Bank NA LOC), 0.45%, 1/07/11 (a)	4,000	4,000,000
49,317,000
Wyoming — 0.3%
County of Lincoln Wyoming, RB,
PacifiCorp Project (Wells Fargo Bank
NA LOC), 0.33%, 1/07/11 (d) 11,250 11,250,000
Total Investments
(Cost - $4,412,515,357*) – 101.1%		4,412,515,357
Liabilities in Excess of Other Assets – (1.1)%		(46,052,731)
Net Assets – 100.0%	$4,366,462,626

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Variable rate security. Rate shown is as of report date.

12 MASTER TAX-EXEMPT LLC DECEMBER 31, 2010

Schedule of Investments (concluded) Master Tax-Exempt LLC

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Master LLC’s most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1]	—	$ 4,412,515,357	—	$ 4,412,515,357
[1]See above Schedule of Investments for values in each state or political subdivision.

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2010	13

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 25, 2011